Related Party Transactions - Narrative (Details) $ in Thousands		3 Months Ended		9 Months Ended					12 Months Ended
	May 09, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 01, 2023 USD ($)	Oct. 01, 2023 USD ($)	Sep. 25, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 25, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 26, 2021 USD ($)
Related Party Transaction [Line Items]
Corporate expense allocation									$ 110,600	$ 100,900		$ 80,000
General and administration		$ 82,400	$ 86,000	$ 259,400	$ 261,600				349,200	387,000		342,700
Corporate general and administrative expenses									110,600	100,900		$ 80,000
Corporate Expense Allocation Excluding Share Based Compensation [Member]
Related Party Transaction [Line Items]
Corporate general and administrative expenses			$ 25,200	76,200	$ 14,200
Related Party [Member]
Related Party Transaction [Line Items]
General and administration		28,400		87,600
Related Party [Member] | General and Administrative Expenses Allocated to Parent [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 10,000
Related Party [Member] | Expenses Allocated After Separation [Member]
Related Party Transaction [Line Items]
General and administration		$ 28,400		$ 73,400
Related Party [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Amounts of transaction									300	400
Ignite [Member]
Related Party Transaction [Line Items]
Payment made for distribution rights									$ 300	$ 400
Ignite [Member] | Hardwick Simmons [Member]
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee									24.24%
Ignite [Member] | Michael Burns [Member]
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee									65.45%
Entertainment One Film And Television Business [Member]
Related Party Transaction [Line Items]
General and administration							$ 87,555	$ 98,221			$ 151,176		$ 135,755
Entertainment One Film And Television Business [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts of transaction						$ 299		100			1,008		261
Operating costs and expenses						$ 3,008,000		$ 2,345,000			$ 3,656,000		$ 5,625,000
Ignite, LLC | LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Ownership interest									24.24
Ignite, LLC | Vice Chair and Director, Michael Burns | LIONS GATE ENTERTAINMENT CORP [Member]
Related Party Transaction [Line Items]
Ownership interest									65.45